Contract Income Fund - Contract Values by Type of Investment Contract (Details) - EBP 075 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Plan investments at contract value	$ 464,079	$ 487,891
Short-term investment fund
EBP, Description of Plan [Line Items]
Plan investments at contract value	18,655	14,140
Separate Account GICs
EBP, Description of Plan [Line Items]
Plan investments at contract value	0	34,382
Fixed maturity synthetic GICs
EBP, Description of Plan [Line Items]
Plan investments at contract value	74,699	71,819
Constant duration synthetic GICs
EBP, Description of Plan [Line Items]
Plan investments at contract value	$ 370,725	$ 367,550